                        SUPPLEMENT DATED FEBRUARY 2, 2004
                              TO THE PROSPECTUS FOR
      THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A
                    DATED MAY 1, 2003, AS AMENDED MAY 5, 2003


SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.984% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.984%, 5.016% and 11.016%.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for a Policy issued to a 35 year old male non-smoker (assuming no optional riders are elected):

      - one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee

      - one based on the maximum cost of insurance charges based on the 1980 Commissioners Uni-Smoker Mortality Tables and reflecting a 20 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed.

The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of returns of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.

Upon request, Manulife USA will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately July, 2002. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    MALE NON-SMOKER ISSUE AGE 35 (PREFERRED)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,382 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                            0% Hypothetical               6% Hypothetical                    12% Hypothetical
                        Gross Investment Return        Gross Investment Return           Gross Investment Return
                      ---------------------------  -------------------------------  ----------------------------------
 End Of  Accumulated  Policy       Cash     Death     Policy       Cash      Death      Policy        Cash       Death
 Policy     Premiums   Value   Surrender  Benefit      Value  Surrender    Benefit       Value   Surrender     Benefit
Year(1)          (2)            Value(3)                       Value(3)                           Value(3)
      1        7,751    5,508          0  500,000      5,879          0    500,000       6,250           0     500,000
      2       15,890   10,907      2,841  500,000     11,994      3,928    500,000      13,127       5,061     500,000
      3       24,435   16,187      8,758  500,000     18,344     10,916    500,000      20,683      13,255     500,000
      4       33,408   21,360     14,577  500,000     24,950     18,166    500,000      28,999      22,216     500,000
      5       42,830   26,429     20,206  500,000     31,822     25,600    500,000      38,155      31,932     500,000
      6       52,722   31,625     26,040  500,000     39,211     33,626    500,000      48,481      42,896     500,000
      7       63,110   36,703     31,764  500,000     46,888     41,948    500,000      59,841      54,901     500,000
      8       74,016   41,666     37,287  500,000     54,865     50,486    500,000      72,342      67,963     500,000
      9       85,468   46,518     42,777  500,000     63,160     59,419    500,000      86,105      82,364     500,000
     10       97,493   51,253     48,157  500,000     71,777     68,681    500,000     101,254      98,158     500,000
     15      167,258   77,335     77,281  500,000    125,206    125,153    500,000     209,518     209,465     500,000
     20      256,298   99,670     99,670  500,000    189,897    189,897    500,000     385,959     385,959     605,955
     25      369,938  118,320    118,320  500,000    269,805    269,805    500,000     676,035     676,035     905,887
     30      514,974  131,851    131,851  500,000    368,533    368,533    500,000   1,149,259   1,149,259   1,402,096
     35      700,082  117,525    117,525  500,000    487,192    487,192    565,142   1,900,940   1,900,940   2,205,090
     40      936,331   60,606     60,606  500,000    630,439    630,439    674,570   3,102,471   3,102,471   3,319,644
     45    1,237,852    0 (4)      0 (4)  500,000    808,746    808,746    849,183   5,061,414   5,061,414   5,314,484
     50    1,622,677    0 (4)      0 (4)  500,000  1,017,863  1,017,863  1,068,756   8,157,117   8,157,117   8,564,973
     55    2,113,823    0 (4)      0 (4)  500,000  1,254,918  1,254,918  1,317,663  12,948,689  12,948,689  13,596,124
     60    2,740,663    0 (4)      0 (4)  500,000  1,549,462  1,549,462  1,564,957  20,675,310  20,675,310  20,882,063
     65    3,540,687    0 (4)      0 (4)  500,000  1,963,720  1,963,720  1,963,720  34,025,927  34,025,927  34,025,927

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made,
(d) no premiums have been allocated to the Fixed Account and (e) no optional riders have been elected.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided theDeath Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.


The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    MALE NON-SMOKER ISSUE AGE 35 (PREFERRED)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,382 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                            0% Hypothetical               6% Hypothetical                    12% Hypothetical
                        Gross Investment Return        Gross Investment Return           Gross Investment Return
                      ---------------------------  -------------------------------  ----------------------------------
 End Of  Accumulated  Policy       Cash     Death     Policy       Cash      Death      Policy        Cash       Death
 Policy     Premiums   Value   Surrender  Benefit      Value  Surrender    Benefit       Value   Surrender     Benefit
Year(1)          (2)            Value(3)                       Value(3)                           Value(3)
      1        7,751    5,490          0  500,000      5,859          0  500,000         6,229           0     500,000
      2       15,890    9,859      1,792  500,000     10,909      2,842  500,000        12,005       3,939     500,000
      3       24,435   14,071      6,642  500,000     16,090      8,661  500,000        18,288      10,859     500,000
      4       33,408   18,122     11,339  500,000     21,401     14,618  500,000        25,120      18,337     500,000
      5       42,830   22,001     15,779  500,000     26,834     20,611  500,000        32,546      26,324     500,000
      6       52,722   25,943     20,358  500,000     32,633     27,048  500,000        40,874      35,289     500,000
      7       63,110   29,690     24,751  500,000     38,552     33,612  500,000        49,928      44,989     500,000
      8       74,016   33,249     28,871  500,000     44,598     40,220  500,000        59,788      55,409     500,000
      9       85,468   36,607     32,866  500,000     50,764     47,023  500,000        70,524      66,782     500,000
     10       97,493   39,763     36,668  500,000     57,053     53,957  500,000        82,229      79,133     500,000
     15      167,258   56,339     56,285  500,000     95,012     94,958  500,000       164,697     164,643     500,000
     20      256,298   66,046     66,046  500,000    136,631    136,631  500,000       295,976     295,976     500,000
     25      369,938   65,768     65,768  500,000    180,683    180,683  500,000       507,144     507,144     679,573
     30      514,974   50,805     50,805  500,000    226,286    226,286  500,000       838,671     838,671   1,023,178
     35      700,082    9,882      9,882  500,000    271,257    271,257  500,000     1,354,438   1,354,438   1,571,148
     40      936,331    0 (4)      0 (4)  500,000    313,638    313,638  500,000     2,163,584   2,163,584   2,315,035
     45    1,237,852    0 (4)      0 (4)  500,000    349,066    349,066  500,000     3,450,769   3,450,769   3,623,307
     50    1,622,677    0 (4)      0 (4)  500,000    375,318    375,318  500,000     5,421,291   5,421,291   5,692,355
     55    2,113,823    0 (4)      0 (4)  500,000    377,653    377,653  500,000     8,362,546   8,362,546   8,780,673
     60    2,740,663    0 (4)      0 (4)  500,000    283,477    283,477  500,000    12,984,071  12,984,071  13,113,911
     65    3,540,687    0 (4)      0 (4)  500,000      0 (4)      0 (4)  500,000    20,883,996  20,883,996  20,883,996

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made,
(d) no premiums have been allocated to the Fixed Account and (e) no optional riders have been elected.

(2)  Assumes net interest of 5% compounded annually

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided theDeath Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

EPVUL02 Supp 2/02/04